Submission	Jan. 31, 2025
Submission [Line Items]
Central Index Key	0000750577
Registrant Name	HANCOCK WHITNEY CORPORATION
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES